Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets as of June 30, 2024, and December 31, 2023, are as follows:

						(Unit: USD)
As of June 30, 2024
Classification	Beginning	Acquisition	Disposal	Amortization	Difference in Foreign currency translation	Ending
Industrial rights	33,460	—	(3)	(7,361)	(1,940)	24,156
Software	60,365	903	—	(25,125)	(3,257)	32,886
Trademark	7	—	—	—	(0)	7
Distribution rights	—	—	—	—	—	—

Total	93,832	903	(3)	(32,486)	(5,197)	57,049

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	59,339	—	(1,912)	(22,252)		(1,715)	33,460
Software	134,639	15,309	—	(85,550)		(4,033)	60,365
Trademark	27	—	—	(19)		(1)	7
Distribution rights	5,845,516	—	—	(1,739,537)	(4,070,331)	(35,648)	—

Total	6,039,521	15,309	(1,912)	(1,847,358)	(4,070,331)	(41,397)	93,832

Intangible assets as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	59,339	—	(1,912)	(22,252)		(1,715)	33,460
Software	134,639	15,309	—	(85,550)		(4,033)	60,365
Trademark	27	—	—	(19)		(1)	7
Distribution rights (*)	5,845,516	—	—	(1,739,537)	(4,070,331)	(35,648)	—

Total	6,039,521	15,309	(1,912)	(1,847,358)	(4,070,331)	(41,397)	93,832

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Addition from acquisition		Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	94,276	—		(28,793)	—	(6,144)	59,339
Software	251,108	—		(99,561)	—	(16,908)	134,639
Trademark	399	—		(341)	—	(31)	27
Distribution rights (*)	3,903,251	3,540,675	(*)(1,309,611)		—	(288,799)	5,845,516

Total	4,249,034	3,540,675		(1,438,306)	—	(311,882)	6,039,521

(*)	Distribution rights added from consolidation of G-Smatt America